Subordinated liabilities - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		£ 8,862,200	£ 7,148,892
At 1 January	[1]	10,730	13,108
Proceeds from issue of subordinated liabilities		1,417	838	[2],[3]	£ 499	[2]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(1,745)	(2,182)
Foreign exchange movements		(381)	701
Other movements (cash and non-cash)2		232	(1,735)
At 31 December		10,253	10,730	[1]	13,108	[1]
Repayments of subordinated liabilities		1,745	2,216	[2],[3]	1,056	[2]
Interest paid, classified as financing activities		623	603	[2],[3]	1,303	[2]
Interest expense on subordinated liabilities		720	697		1,320
Interest And Similar Expense [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Interest expense on subordinated liabilities		£ 712	681		932
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $							$ 1,000
Proceeds from issue of subordinated liabilities			838
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.953%					7.953%	7.953%	7.953%	7.953%
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		12.00%					12.00%	12.00%	12.00%	12.00%
Notional amount | $							$ 2,000
Expected cash outflow on redemption or repurchase of puttable financial instruments			(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		13.00%					13.00%	13.00%	13.00%	13.00%
Notional amount		£ 700
Expected cash outflow on redemption or repurchase of puttable financial instruments			(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.281%					7.281%	7.281%	7.281%	7.281%
Notional amount		£ 150
Expected cash outflow on redemption or repurchase of puttable financial instruments			(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.881%					7.881%	7.881%	7.881%	7.881%
Notional amount		£ 245
Expected cash outflow on redemption or repurchase of puttable financial instruments			(12)
12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		12.00%					12.00%	12.00%	12.00%	12.00%
Notional amount		£ 100
Expected cash outflow on redemption or repurchase of puttable financial instruments			(22)
5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.75%					5.75%	5.75%	5.75%	5.75%
Notional amount		£ 600
Expected cash outflow on redemption or repurchase of puttable financial instruments			(4)
7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.625%					7.625%	7.625%	7.625%	7.625%
Notional amount		£ 750
Expected cash outflow on redemption or repurchase of puttable financial instruments			(502)
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		750
Proceeds from issue of subordinated liabilities		£ 747
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.625%					6.625%	6.625%	6.625%	6.625%
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $								$ 500
Proceeds from issue of subordinated liabilities		£ 288
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.25%					5.25%	5.25%	5.25%	5.25%
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $									$ 750
Proceeds from issue of subordinated liabilities		£ 382
9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		9.625%					9.625%	9.625%	9.625%	9.625%
Notional amount		£ 300
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ (92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.07%					7.07%	7.07%	7.07%	7.07%
Notional amount | €										€ 175
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ (155)
5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.50%					5.50%	5.50%	5.50%	5.50%
Notional amount		£ 850
Expected cash outflow on redemption or repurchase of puttable financial instruments		(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | €										€ 750
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ (643)
8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		8.75%					8.75%	8.75%	8.75%	8.75%
Notional amount		£ 100
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ (5)
7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.375%					7.375%	7.375%	7.375%	7.375%
Notional amount		£ 150
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ 0
8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		8.00%					8.00%	8.00%	8.00%	8.00%
Notional amount		£ 200
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January		470	488
Proceeds from issue of subordinated liabilities		0	0
Expected cash outflow on redemption or repurchase of puttable financial instruments		0	0
Foreign exchange movements		(2)	8
Other movements (cash and non-cash)2		(2)	(26)
At 31 December		466	470		488
Preference shares £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities			0
Preference shares £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preference shares £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preference shares £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January		0	1,661
Proceeds from issue of subordinated liabilities		0	0
Expected cash outflow on redemption or repurchase of puttable financial instruments		0	(1,654)
Foreign exchange movements		0	(6)
Other movements (cash and non-cash)2		0	(1)
At 31 December		0	0		1,661
Preferred securities £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities			0
Preferred securities £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(1,399)
Preferred securities £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(221)
Preferred securities £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(22)
Preferred securities £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(12)
Preferred securities £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preferred securities £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preferred securities £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Preferred securities £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Preferred securities £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January		150	174
Proceeds from issue of subordinated liabilities		0	0
Expected cash outflow on redemption or repurchase of puttable financial instruments		(5)	(26)
Foreign exchange movements		0	0
Other movements (cash and non-cash)2		(1)	2
At 31 December		144	150		174
Undated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities			0
Undated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Undated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Undated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Undated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Undated £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(22)
Undated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			(4)
Undated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Undated £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(5)
Undated £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Undated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Dated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January		10,110	10,785
Proceeds from issue of subordinated liabilities		1,417	838
Expected cash outflow on redemption or repurchase of puttable financial instruments		(1,740)	(502)
Foreign exchange movements		(379)	699
Other movements (cash and non-cash)2		235	(1,710)
At 31 December		9,643	10,110		£ 10,785
Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities			838
Dated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			0
Dated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			£ (502)
Dated £m | 6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		747
Dated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		288
Dated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		382
Dated £m | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(92)
Dated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(155)
Dated £m | 5.5% Dated Subordinated Notes 2023 (£850 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(850)
Dated £m | Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		(643)
Dated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Dated £m | 7.375% Subordinated Undated Instruments (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		0
Dated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ 0

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.